[AIM LOGO APPEARS HERE]          Dear Shareholder:

                 [PHOTO of       As the six-month period covered by this report
            Charles T. Bauer     was closing, the U.S. economy continued to move
             Chairman of the     ahead at a brisk pace. During the final quarter
LETTER      Board of The Fund    of 1998, the economy grew at its fastest rate
TO OUR       APPEARS HERE]       in two and a half years. Total gross domestic
SHAREHOLDERS                     product (GDP) growth for 1998 was 3.9%.
                There was a different story overseas. Throughout the second half of 1998, the global economy continued to experience economic turmoil, financial instability and increased credit concerns. Certain regions, particularly Asia, Russia and Latin America, remained in a severe downturn.
                As a result of this global meltdown, the U.S. Federal Open
              Market Committee of the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75% in three steps between September and November. The discount rate was also reduced from 5% to 4.5%. Interest rates were lowered, not to stimulate an already strong U.S. economy, but to minimize the impact of the international economic crises upon the U.S. economy and to decrease volatility and calm the financial markets. In the United States and Europe, financial markets were very volatile, but the underlying economies continued surprisingly strong growth.
                The yield on the one-year Treasury bill, which was as high as
              5.32% in early July, dropped to 4.37% in early December as an increase in the one-year Treasury bill's price caused its yield to decline. The price increase was a result of investors' demand for Treasuries in a "flight to quality" environment resulting from the international crises and credit concerns.

              YOUR INVESTMENT PORTFOLIO

              As of February 28, 1999, performance of the Resource Class of the Portfolio compared favorably with performance reported for comparative indexes, as shown in the table.
                The excellent record can be attributed to the Portfolio's
              disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the Portfolio to respond to higher interest rate levels more quickly than funds with longer maturity structures and is also an attractive style to take advantage of higher yields over quarter ends and other special situations that arise during market turbulence.
                The Portfolio's weighted average maturity (WAM) was maintained in the 15- to 25-day range during the six-month reporting period.
              At the close of the reporting period, the WAM stood at 22 days.
                The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests

                             Yields as of 2/28/99

                                                    Average           Seven-Day
                                                 Monthly Yield          Yield
Prime Portfolio
Resource Class                                      4.69%               4.69%

IBC Money Fund Averages(TM) -
First-Tier Institutions Only                        4.66%               4.65%

IBC Money Fund Averages(TM) -
Total Institutions Only                             4.53%               4.55%

                                                                     (continued)
              in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.
                The Portfolio holds the highest credit-quality ratings given by three widely known credit-rating agencies. It continues to be rated AAAm by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc. In addition, shortly after the reporting period closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA. These ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the only multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.
                Net assets of the Resource Class stood at $593.18 million as of
              February 28, 1999.

              OUTLOOK FOR THE FUTURE

              Statistics released shortly after the close of the reporting period showed that employment gains have exceeded expectations and wage inflation has been virtually non-existent. This caused interest rates to drop, another indication the U.S. economy continues to benefit from the unusual combination of strong growth and low inflation.
                As 1998 ended, there was speculation the Fed might decrease interest rates even more. However, this view changed abruptly with the release of stronger-than-expected adjusted December and January economic numbers during the first quarter of 1999. These numbers and other factors led many to speculate about the Fed changing course and raising short-term rates again. We believe it is unlikely such a move would be made soon because inflation remains negligible despite robust economic growth. For the 12 months ended February 1999, producer prices were up just 0.5%, and prices for intermediate goods actually fell during February 1999. Retail sales growth and other economic indicators led to estimated annualized GDP growth of 4.6% for the first quarter of 1999.
                We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

              Respectfully submitted,


              /s/ CHARLES T. BAUER
              Charles T. Bauer
              Chairman

SCHEDULE OF INVESTMENTS
February 28, 1999
(Unaudited)

                                                   PAR
                                      MATURITY    (000)         VALUE
COMMERCIAL PAPER - 89.31%(a)

BASIC INDUSTRIES - 2.59%

CHEMICALS - 2.22%

Du Pont (E.I.) de Nemours and Co.
4.81%                                 03/08/99 $     25,000 $   24,976,618
--------------------------------------------------------------------------
4.76%                                 03/24/99       30,000     29,908,766
--------------------------------------------------------------------------
4.77%                                 03/24/99       50,000     49,847,625
--------------------------------------------------------------------------
4.78%                                 04/07/99       35,000     34,828,053
--------------------------------------------------------------------------
4.81%                                 04/19/99       30,000     29,803,592
--------------------------------------------------------------------------
Henkel Corp.
4.82%                                 03/09/99       37,000     36,960,369
--------------------------------------------------------------------------
                                                               206,325,023
--------------------------------------------------------------------------

METAL MINING - 0.37%

Rio Tinto America, Inc.
4.80%                                 03/29/99       24,000     23,910,400
--------------------------------------------------------------------------
U.S. Borax, Inc.
4.80%                                 04/01/99       10,500     10,456,600
--------------------------------------------------------------------------
                                                                34,367,000
--------------------------------------------------------------------------
   Total Basic Industries                                      240,692,023
--------------------------------------------------------------------------

CAPITAL GOODS - 4.96%

COMPUTERS & OFFICE EQUIPMENT - 0.37%

IBM Corp.
4.81%                                 04/07/99       35,000     34,826,974
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.87%

Hitachi America, Ltd.
4.87%                                 03/05/99       35,000     34,981,061
--------------------------------------------------------------------------
Seimens Capital Corp.
4.74%                                 03/23/99       50,000     49,855,167
--------------------------------------------------------------------------
4.73%                                 03/29/99       40,000     39,852,845
--------------------------------------------------------------------------
4.75%                                 03/30/99       50,000     49,808,680
--------------------------------------------------------------------------
                                                               174,497,753
--------------------------------------------------------------------------

MACHINERY - 2.36%

Deere & Co.
4.83%                                 03/03/99       50,000     49,986,583
--------------------------------------------------------------------------
4.77%                                 03/16/99       50,000     49,900,625
--------------------------------------------------------------------------
4.81%                                 04/01/99       40,000     39,834,322
--------------------------------------------------------------------------
4.83%                                 04/23/99       35,000     34,751,121
--------------------------------------------------------------------------
Deere (John) Capital Corp.
4.80%                                 03/03/99       30,000     29,992,000
--------------------------------------------------------------------------
4.81%                                 04/05/99       15,000     14,929,854
--------------------------------------------------------------------------
                                                               219,394,505
--------------------------------------------------------------------------

                                                     PAR
                                        MATURITY    (000)         VALUE
CAPITAL GOODS - (continued)

TELECOMMUNICATIONS EQUIPMENT - 0.36%

Motorola, Inc.
4.75%                                   03/30/99 $     34,000 $   33,869,903
----------------------------------------------------------------------------
   Total Capital Goods                                           462,589,135
----------------------------------------------------------------------------

CONSUMER DURABLES - 9.78%

AUTOMOBILE - 9.78%

Daimler-Chrysler North America Holding
 Corp.
4.78%                                   04/01/99       65,000     64,732,453
----------------------------------------------------------------------------
4.81%                                   04/08/99       50,000     49,746,139
----------------------------------------------------------------------------
Ford Motor Credit Co.
4.87%                                   03/01/99       90,000     90,000,000
----------------------------------------------------------------------------
4.77%                                   03/18/99       40,000     39,909,900
----------------------------------------------------------------------------
4.79%                                   03/31/99       50,000     49,800,416
----------------------------------------------------------------------------
4.81%                                   04/05/99       50,000     49,766,181
----------------------------------------------------------------------------
4.81%                                   04/06/99       90,000     89,567,100
----------------------------------------------------------------------------
4.81%                                   04/08/99       40,000     39,796,911
----------------------------------------------------------------------------
4.86%                                   04/16/99       50,000     49,689,500
----------------------------------------------------------------------------
4.83%                                   04/20/99       40,000     39,731,667
----------------------------------------------------------------------------
4.83%                                   04/23/99       40,000     39,715,566
----------------------------------------------------------------------------
General Motors Acceptance Corp.
4.84%                                   03/01/99       50,000     50,000,000
----------------------------------------------------------------------------
4.78%                                   03/30/99       40,000     39,845,978
----------------------------------------------------------------------------
4.78%                                   03/31/99       40,000     39,840,667
----------------------------------------------------------------------------
4.83%                                   04/01/99       50,000     49,792,042
----------------------------------------------------------------------------
4.81%                                   04/06/99       40,000     39,807,600
----------------------------------------------------------------------------
4.87%                                   04/22/99       40,000     39,718,622
----------------------------------------------------------------------------
Toyota Motor Credit Corp.
4.75%                                   03/29/99       50,000     49,815,278
----------------------------------------------------------------------------
   Total Consumer Durables                                       911,276,020
----------------------------------------------------------------------------

CONSUMER NONDURABLES - 2.95%

BEVERAGES - 1.07%

Coca-Cola Co. (The)
4.75%                                   03/22/99       50,000     49,861,458
----------------------------------------------------------------------------
4.76%                                   03/25/99       50,000     49,841,333
----------------------------------------------------------------------------
                                                                  99,702,791
----------------------------------------------------------------------------

FOOD PROCESSING - 1.45%

Heinz (H.J.) Co.
4.80%                                   03/03/99       57,000     56,984,800
----------------------------------------------------------------------------
4.77%                                   03/22/99       43,800     43,678,127
----------------------------------------------------------------------------
4.80%                                   04/05/99       35,000     34,836,666
----------------------------------------------------------------------------
                                                                 135,499,593
----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.43%

Procter & Gamble Co.
4.79%                                   04/23/99       40,000     39,717,922
----------------------------------------------------------------------------
   Total Consumer Nondurables                                    274,920,306
----------------------------------------------------------------------------

                                                     PAR
                                        MATURITY    (000)        VALUE
ENERGY - 1.26%

OIL & GAS - 1.26%

Exxon Imperial U.S., Inc.
4.76%                                   03/23/99 $    35,000 $   34,898,189
---------------------------------------------------------------------------
Koch Industries, Inc.
4.76%                                   03/31/99      50,000     49,801,667
---------------------------------------------------------------------------
Mobil Australia Finance Company, Inc.
4.80%                                   03/31/99      32,565     32,434,740
---------------------------------------------------------------------------
   Total Energy                                                 117,134,596
---------------------------------------------------------------------------

FINANCIAL - 63.61%

ASSET-BACKED SECURITIES - 41.39%

Asset Securitization Cooperative Corp.
4.83%                                   03/01/99      60,000     60,000,000
---------------------------------------------------------------------------
4.82%                                   03/04/99      50,000     49,979,917
---------------------------------------------------------------------------
4.85%                                   03/08/99      50,000     49,952,847
---------------------------------------------------------------------------
4.82%                                   03/09/99      50,000     49,946,444
---------------------------------------------------------------------------
4.82%                                   03/18/99      50,000     49,886,194
---------------------------------------------------------------------------
4.81%                                   03/23/99      50,000     49,853,028
---------------------------------------------------------------------------
4.84%                                   03/29/99      40,000     39,849,422
---------------------------------------------------------------------------
4.85%                                   04/14/99      38,000     37,774,744
---------------------------------------------------------------------------
Centric Capital Corp.
4.93%                                   03/05/99      45,000     44,975,350
---------------------------------------------------------------------------
4.85%                                   04/09/99      40,000     39,789,833
---------------------------------------------------------------------------
Ciesco, L.P.
4.88%                                   03/02/99      50,000     49,993,229
---------------------------------------------------------------------------
4.88%                                   03/04/99      52,500     52,478,672
---------------------------------------------------------------------------
4.80%                                   03/19/99      50,000     49,880,000
---------------------------------------------------------------------------
Clipper Receivables Corp.
4.90%                                   03/11/99      50,000     49,931,945
---------------------------------------------------------------------------
4.88%                                   03/12/99      50,000     49,925,445
---------------------------------------------------------------------------
4.85%                                   03/19/99      50,000     49,878,750
---------------------------------------------------------------------------
4.85%                                   03/22/99      50,000     49,858,542
---------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
4.88%                                   03/01/99      50,000     50,000,000
---------------------------------------------------------------------------
4.82%                                   03/17/99      50,000     49,892,889
---------------------------------------------------------------------------
4.81%                                   03/24/99      25,000     24,923,174
---------------------------------------------------------------------------
4.82%                                   03/24/99      40,000     39,876,822
---------------------------------------------------------------------------
4.83%                                   04/06/99      40,000     39,806,800
---------------------------------------------------------------------------
4.84%                                   04/14/99      50,000     49,704,222
---------------------------------------------------------------------------
4.84%                                   04/15/99      40,000     39,758,000
---------------------------------------------------------------------------
4.87%                                   04/15/99      40,000     39,756,500
---------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)         VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Delaware Funding Corp.
4.86%                                  03/12/99 $     50,000 $   49,925,750
---------------------------------------------------------------------------
4.87%                                  04/06/99       36,128     35,952,057
---------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
4.85%                                  03/03/99       50,000     49,986,528
---------------------------------------------------------------------------
4.85%                                  03/11/99       36,737     36,687,507
---------------------------------------------------------------------------
4.85%                                  03/12/99       50,000     49,925,903
---------------------------------------------------------------------------
4.83%                                  03/30/99       50,000     49,805,458
---------------------------------------------------------------------------
Falcon Asset Securitization Corp.
4.85%                                  03/11/99       40,000     39,946,111
---------------------------------------------------------------------------
4.83%                                  03/17/99       59,060     58,933,218
---------------------------------------------------------------------------
4.85%                                  03/18/99       50,000     49,885,486
---------------------------------------------------------------------------
4.84%                                  03/24/99       40,000     39,876,311
---------------------------------------------------------------------------
4.83%                                  03/25/99       35,000     34,887,300
---------------------------------------------------------------------------
4.84%                                  03/25/99       50,000     49,838,667
---------------------------------------------------------------------------
4.84%                                  04/09/99       50,000     49,737,833
---------------------------------------------------------------------------
4.85%                                  04/12/99       35,000     34,801,958
---------------------------------------------------------------------------
4.85%                                  04/19/99       34,015     33,790,454
---------------------------------------------------------------------------
4.85%                                  04/20/99       40,000     39,730,556
---------------------------------------------------------------------------
Fleet Funding Corp.
4.82%                                  03/15/99       40,224     40,148,602
---------------------------------------------------------------------------
Mont Blanc Capital Corp.
4.89%                                  03/11/99       38,000     37,948,383
---------------------------------------------------------------------------
4.88%                                  03/15/99       50,000     49,905,111
---------------------------------------------------------------------------
4.85%                                  03/19/99       50,000     49,878,750
---------------------------------------------------------------------------
4.84%                                  03/26/99       74,140     73,890,807
---------------------------------------------------------------------------
4.87%                                  04/12/99       40,000     39,772,733
---------------------------------------------------------------------------
Monte Rosa Capital Corp.
4.91%                                  03/02/99       27,000     26,996,318
---------------------------------------------------------------------------
4.92%                                  03/02/99       54,000     53,992,620
---------------------------------------------------------------------------
4.88%                                  03/09/99       50,000     49,945,778
---------------------------------------------------------------------------
4.85%                                  03/10/99       50,000     49,939,375
---------------------------------------------------------------------------
4.86%                                  03/12/99       35,001     34,949,024
---------------------------------------------------------------------------
4.89%                                  03/12/99       50,000     49,925,292
---------------------------------------------------------------------------
4.84%                                  03/15/99       28,000     27,947,298
---------------------------------------------------------------------------
4.85%                                  03/17/99       51,000     50,890,067
---------------------------------------------------------------------------
4.85%                                  03/23/99       49,383     49,236,634
---------------------------------------------------------------------------
4.86%                                  04/12/99       35,000     34,801,550
---------------------------------------------------------------------------
4.87%                                  04/13/99       40,000     39,767,322
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
4.85%                                  03/11/99       28,210     28,171,995
---------------------------------------------------------------------------
4.85%                                  04/05/99       50,000     49,764,236
---------------------------------------------------------------------------
4.86%                                  04/13/99       25,000     24,854,875
---------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)         VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Quincy Capital Corp.
4.90%                                  03/05/99 $     25,000 $   24,986,389
---------------------------------------------------------------------------
4.83%                                  03/09/99       60,126     60,061,464
---------------------------------------------------------------------------
4.83%                                  03/18/99       50,000     49,885,958
---------------------------------------------------------------------------
4.83%                                  04/05/99       20,512     20,415,679
---------------------------------------------------------------------------
4.86%                                  04/20/99       45,130     44,825,373
---------------------------------------------------------------------------
Receivables Capital Corp.
4.83%                                  03/10/99       44,877     44,822,811
---------------------------------------------------------------------------
4.84%                                  03/16/99       50,000     49,899,166
---------------------------------------------------------------------------
4.83%                                  03/19/99       60,000     59,855,100
---------------------------------------------------------------------------
4.85%                                  04/13/99       40,000     39,768,278
---------------------------------------------------------------------------
4.85%                                  04/14/99       33,820     33,619,523
---------------------------------------------------------------------------
Riverwoods Funding Corp.
4.84%                                  03/30/99       50,000     49,805,056
---------------------------------------------------------------------------
Sheffield Receivables Corp.
4.87%                                  03/01/99       40,000     40,000,000
---------------------------------------------------------------------------
4.90%                                  03/15/99       60,000     59,885,666
---------------------------------------------------------------------------
4.86%                                  03/16/99       40,000     39,919,000
---------------------------------------------------------------------------
4.85%                                  03/17/99       40,000     39,913,778
---------------------------------------------------------------------------
4.85%                                  03/22/99       82,000     81,768,007
---------------------------------------------------------------------------
4.85%                                  04/12/99       42,000     41,762,350
---------------------------------------------------------------------------
4.86%                                  04/13/99      100,000     99,419,500
---------------------------------------------------------------------------
4.86%                                  04/15/99       30,900     30,712,283
---------------------------------------------------------------------------
4.87%                                  04/15/99       20,700     20,573,989
---------------------------------------------------------------------------
Variable Funding Capital
4.93%                                  03/05/99       50,000     49,972,611
---------------------------------------------------------------------------
4.82%                                  03/11/99       50,000     49,933,055
---------------------------------------------------------------------------
4.85%                                  03/18/99       50,000     49,885,486
---------------------------------------------------------------------------
4.83%                                  04/09/99       50,000     49,738,375
---------------------------------------------------------------------------
                                                              3,855,539,533
---------------------------------------------------------------------------

BANKING - 5.76%

Commerze Bank U.S. Finance, Inc.
4.85%                                  03/04/99       50,000     49,979,792
---------------------------------------------------------------------------
4.84%                                  03/05/99       50,000     49,973,111
---------------------------------------------------------------------------
4.83%                                  03/08/99       50,000     49,953,042
---------------------------------------------------------------------------
Dresdner U.S. Finance, Inc.
4.82%                                  03/08/99       50,000     49,953,139
---------------------------------------------------------------------------
4.83%                                  03/08/99       50,000     49,953,042
---------------------------------------------------------------------------

                                                   PAR
                                      MATURITY    (000)         VALUE
FINANCIAL - (continued)

BANKING - (CONTINUED)

First Chicago Financial Corp.
4.83%                                 03/09/99 $     50,000 $   49,946,333
--------------------------------------------------------------------------
4.87%                                 03/10/99       37,000     36,954,952
--------------------------------------------------------------------------
4.79%                                 03/22/99       25,000     24,930,146
--------------------------------------------------------------------------
4.79%                                 03/23/99       50,000     49,853,639
--------------------------------------------------------------------------
4.81%                                 04/02/99       35,000     34,850,356
--------------------------------------------------------------------------
4.82%                                 04/05/99       50,000     49,765,694
--------------------------------------------------------------------------
4.83%                                 04/09/99       40,000     39,790,700
--------------------------------------------------------------------------
                                                               535,903,946
--------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 4.86%

Bear, Stearns & Co. Inc.
4.88%                                 04/27/99       50,000     49,613,667
--------------------------------------------------------------------------
Credit Suisse First Boston Corp.
4.84%                                 03/04/99       40,000     39,983,867
--------------------------------------------------------------------------
4.86%                                 03/10/99       50,000     49,939,250
--------------------------------------------------------------------------
4.83%                                 04/05/99       50,000     49,765,208
--------------------------------------------------------------------------
Goldman Sachs Group, L.P.
4.90%                                 03/05/99       40,000     39,978,222
--------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
4.76%                                 03/26/99       50,000     49,834,722
--------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
4.82%                                 04/01/99       50,000     49,792,472
--------------------------------------------------------------------------
4.83%                                 04/07/99       40,000     39,801,434
--------------------------------------------------------------------------
4.86%                                 04/16/99       35,000     34,782,650
--------------------------------------------------------------------------
4.85%                                 04/23/99       50,000     49,642,986
--------------------------------------------------------------------------
                                                               453,134,478
--------------------------------------------------------------------------

BUSINESS CREDIT - 0.75%

National Rural Utilities Cooperative
 Finance Corp.
4.78%                                 03/29/99       50,000     49,814,111
--------------------------------------------------------------------------
4.80%                                 04/09/99       20,000     19,896,000
--------------------------------------------------------------------------
                                                                69,710,111
--------------------------------------------------------------------------

CONSUMER FINANCE - 1.50%

IBM Credit Corp.
4.80%                                 04/08/99       50,000     49,746,667
--------------------------------------------------------------------------
4.83%                                 04/16/99       40,000     39,753,133
--------------------------------------------------------------------------
Xerox Credit Corp.
4.78%                                 04/01/99       50,000     49,794,195
--------------------------------------------------------------------------
                                                               139,293,995
--------------------------------------------------------------------------

INSURANCE (LIFE) - 1.82%

Metlife Funding, Inc.
4.81%                                 03/01/99       30,000     30,000,000
--------------------------------------------------------------------------

                                             PAR
                                MATURITY    (000)         VALUE
FINANCIAL - (continued)

INSURANCE (LIFE) - (CONTINUED)

Prudential Funding Corp.
4.77%                           03/25/99 $     40,000 $   39,872,800
--------------------------------------------------------------------
4.82%                           04/07/99      100,000     99,504,610
--------------------------------------------------------------------
                                                         169,377,410
--------------------------------------------------------------------

PERSONAL CREDIT - 1.92%

American Express Credit Corp.
4.78%                           03/24/99       50,000     49,847,306
--------------------------------------------------------------------
4.78%                           03/25/99       40,000     39,872,533
--------------------------------------------------------------------
4.79%                           03/31/99       50,000     49,800,417
--------------------------------------------------------------------
Household Finance Corp.
4.86%                           04/15/99       40,000     39,757,000
--------------------------------------------------------------------
                                                         179,277,256
--------------------------------------------------------------------

MISCELLANEOUS - 0.53%

AIG Funding, Inc.
4.78%                           03/30/99       50,000     49,807,472
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 5.08%

American Express Co.
4.78%                           03/16/99       50,000     49,900,417
--------------------------------------------------------------------
American General Corp.
4.80%                           04/08/99       25,000     24,873,333
--------------------------------------------------------------------
4.83%                           04/08/99       50,000     49,745,083
--------------------------------------------------------------------
4.86%                           04/19/99       25,000     24,834,625
--------------------------------------------------------------------
Citigroup, Inc.
4.79%                           03/16/99       50,000     49,900,208
--------------------------------------------------------------------
4.80%                           03/17/99       40,000     39,914,666
--------------------------------------------------------------------
4.86%                           04/14/99       50,000     49,703,000
--------------------------------------------------------------------
4.85%                           04/16/99       40,000     39,752,111
--------------------------------------------------------------------
General Electric Capital Corp.
4.88%                           03/01/99       50,000     50,000,000
--------------------------------------------------------------------
4.85%                           03/05/99       44,669     44,644,929
--------------------------------------------------------------------
4.84%                           04/19/99       50,000     49,670,611
--------------------------------------------------------------------
                                                         472,938,983
--------------------------------------------------------------------
   Total Financial                                     5,924,983,184
--------------------------------------------------------------------

UTILITIES - 4.16%

TELEPHONE - 4.16%

American Telephone and Telegraph Co.
4.83%                                 03/26/99 80,000 79,731,667
----------------------------------------------------------------
Ameritech Corp.
4.78%                                 03/02/99 50,000 49,993,361
----------------------------------------------------------------
4.75%                                 03/03/99 50,000 49,986,805
----------------------------------------------------------------
4.78%                                 03/25/99 50,000 49,840,667
----------------------------------------------------------------
4.76%                                 03/26/99 50,000 49,834,722
----------------------------------------------------------------

                                                     PAR
                                        MATURITY    (000)         VALUE
UTILITIES - (continued)

TELEPHONE - (CONTINUED)

BellSouth Funding Corp.
4.75%                                   03/10/99 $     40,000 $   39,952,500
-------------------------------------------------------------------------------
4.75%                                   03/23/99       50,000     49,854,861
-------------------------------------------------------------------------------
4.80%                                   04/06/99       18,620     18,530,625
-------------------------------------------------------------------------------
   Total Utilities                                               387,725,208
-------------------------------------------------------------------------------
   Total Commercial Paper (Cost -
     $8,319,320,472)                                           8,319,320,472
-------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 5.72%

Merrill Lynch Mortgage Capital, Inc.
5.075%(b)                                     --      170,000    170,000,000
-------------------------------------------------------------------------------
5.155%(c)                               08/16/99      311,500    311,500,000
-------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
4.945%(d)                               05/03/99       51,000     51,000,000
-------------------------------------------------------------------------------
   Total Master Note Agreements
    (Cost - $532,500,000)                                        532,500,000
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.36%(e)

BT Alex-Brown, Inc.
4.78%(f)                                03/01/99       90,000     90,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney, Inc.
4.85%(g)                                      --      403,500    403,500,000
-------------------------------------------------------------------------------
SG Cowen Securities Corp.
4.75%(h)                                03/01/99        5,494      5,494,477
-------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost -
     $498,994,477)                                               498,994,477
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.39%                                    9,350,814,949(i)
-------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS -
  (0.39%)                                                        (36,225,186)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $9,314,589,763
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Master Note Purchase Agreement may be terminated by either party upon one business day prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(e) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 02/28/99 with a maturing value of $250,099,583. Collateralized by $263,100,000 U.S. Government obligations, 0% due 08/15/99 to 02/15/00 with an aggregate market value at 02/28/99 of $254,885,090.
(g) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $746,798,000 U.S. Government obligations, 0% to 6.875% due 03/31/99 to 07/15/45 with an aggregate market value at 02/28/99 of $678,300,630.
(h) Joint repurchase agreement entered into 02/28/99 with a maturing value of $600,237,500. Collateralized by $547,514,000 U.S. Government obligations, 5.25% to 15.75% due 03/31/99 to 11/15/27 with an aggregate market value at 02/28/99 of $612,193,164.
(i) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                    $9,350,814,949
------------------------------------------------------------------------
Interest receivable                                            2,388,757
------------------------------------------------------------------------
Investment for deferred compensation plan                        121,886
------------------------------------------------------------------------
Other assets                                                     517,571
------------------------------------------------------------------------
  Total assets                                             9,353,843,163
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   37,586,308
------------------------------------------------------------------------
  Deferred compensation                                          121,886
------------------------------------------------------------------------
Accrued administrative services fees                              14,567
------------------------------------------------------------------------
Accrued advisory fees                                            433,987
------------------------------------------------------------------------
Accrued distribution fees                                        345,492
------------------------------------------------------------------------
Accrued transfer agent fees                                      122,318
------------------------------------------------------------------------
Accrued operating expenses                                       628,842
------------------------------------------------------------------------
  Total liabilities                                           39,253,400
------------------------------------------------------------------------

NET ASSETS                                                $9,314,589,763
========================================================================

NET ASSETS:

Institutional Class                                       $6,745,295,981
========================================================================
Private Investment Class                                  $  403,879,183
========================================================================
Personal Investment Class                                 $  187,218,312
========================================================================
Cash Management Class                                     $1,385,004,012
========================================================================
Reserve Class                                             $       15,516
========================================================================
Resource Class                                            $  593,176,759
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        6,745,301,530
========================================================================
Private Investment Class                                     403,879,538
========================================================================
Personal Investment Class                                    187,218,422
========================================================================
Cash Management Class                                      1,385,004,315
========================================================================
Reserve Class                                                     15,516
========================================================================
Resource Class                                               593,176,780
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $249,884,542
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,606,650
-------------------------------------------------------------------
Custodian fees                                             241,978
-------------------------------------------------------------------
Administrative services fees                                89,761
-------------------------------------------------------------------
Directors' fees and expenses                                20,015
-------------------------------------------------------------------
Transfer agent fees                                        492,718
-------------------------------------------------------------------
Distribution fees (Note 2)                               2,533,262
-------------------------------------------------------------------
Other                                                      594,281
-------------------------------------------------------------------
  Total expenses                                         6,578,665
-------------------------------------------------------------------
Less: Fee waivers                                         (760,929)
-------------------------------------------------------------------
  Net expenses                                           5,817,736
-------------------------------------------------------------------
Net investment income                                  244,066,806
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $244,066,806
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1999 and year ended August 31, 1998 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1999            1998
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  244,066,806  $  423,578,403
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   244,066,806     423,578,403
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (191,388,586)   (334,784,531)
----------------------------------------------------------------------------
  Private Investment Class                       (8,219,630)    (14,188,012)
----------------------------------------------------------------------------
  Personal Investment Class                      (3,926,199)     (5,889,522)
----------------------------------------------------------------------------
  Cash Management Class                         (28,448,566)    (49,287,200)
----------------------------------------------------------------------------
  Reserve Class                                        (136)             --
----------------------------------------------------------------------------
  Resource Class                                (12,083,689)    (19,429,138)
----------------------------------------------------------------------------
Capital stock transactions-net (See Note 4)   1,475,291,920     984,587,209
----------------------------------------------------------------------------
  Net increase in net assets                  1,475,291,920     984,587,209
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         7,839,297,843   6,854,710,634
----------------------------------------------------------------------------
  End of period                              $9,314,589,763  $7,839,297,843
============================================================================

NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $9,314,596,101  $7,839,304,181
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (6,338)
----------------------------------------------------------------------------
                                             $9,314,589,763  $7,839,297,843
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1999, the Portfolio reimbursed AIM $89,761 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1999, the Portfolio paid AFS $429,262 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class paid $508,942, $423,148, $450,740, $27, and
$389,476, respectively, as compensation under the Plan. FMC waived fees of $760,929 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1999, the Portfolio paid legal fees of $6,536 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1999 and the year ended August 31, 1998 were as follows.

                               FEBRUARY 28, 1999                  AUGUST 31, 1998
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class    63,200,847,471  $63,200,847,471   70,953,094,776  $ 70,953,094,776
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  1,433,093,262    1,433,093,262    2,265,361,261     2,265,361,261
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,028,267,791    1,028,267,791    1,442,106,992     1,442,106,992
-------------------------------------------------------------------------------------------
  Cash Management Class   6,291,798,666    6,291,798,666   10,266,695,255    10,266,695,255
-------------------------------------------------------------------------------------------
  Reserve Class*                 33,379           33,379               --                --
-------------------------------------------------------------------------------------------
  Resource Class          2,199,860,758    2,199,860,758    5,571,480,416     5,571,480,416
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        14,846,765  $    14,846,765       25,834,568        25,834,568
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      4,301,348        4,301,348        6,616,509         6,616,509
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      3,882,974        3,882,974        5,817,504         5,817,504
-------------------------------------------------------------------------------------------
  Cash Management Class      19,995,819       19,995,819       27,781,043        27,781,043
-------------------------------------------------------------------------------------------
  Reserve Class*                    137              137               --                --
-------------------------------------------------------------------------------------------
  Resource Class             10,266,599       10,266,599       16,446,253        16,446,253
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (62,314,210,905) (62,314,210,905) (70,728,159,503)  (70,728,159,503)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (1,328,326,339)  (1,328,326,339)  (2,212,613,562)   (2,212,613,562)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                   (985,019,185)    (985,019,185)  (1,405,052,971)   (1,405,052,971)
-------------------------------------------------------------------------------------------
  Cash Management Class  (5,788,997,918)  (5,788,997,918) (10,199,573,686)  (10,199,573,686)
-------------------------------------------------------------------------------------------
  Reserve Class*                (18,000)         (18,000)              --                --
-------------------------------------------------------------------------------------------
  Resource Class         (2,315,330,702)  (2,315,330,702)  (5,051,247,646)   (5,051,247,646)
-------------------------------------------------------------------------------------------
Net increase              1,475,291,920  $1,475,291,920       984,587,209  $    984,587,209
===========================================================================================

* The Reserve Class commenced sales on January 1, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Resource Class capital stock outstanding during the six months ended February 28, 1999, each of the years in the two-year period ended August 31, 1998 and the period January 16, 1996 (date sales commenced) through August 31, 1996.

                                                       AUGUST 31,
                                 FEBRUARY 28,   ---------------------------
                                     1998         1998      1997     1996
                                 ------------   --------  --------  -------
Net asset value, beginning of
 period                            $   1.00     $   1.00  $   1.00  $  1.00
-------------------------------    --------     --------  --------  -------
Income from investment
 operations:
  Net investment income                0.02         0.05      0.05     0.03
-------------------------------    --------     --------  --------  -------
Less distributions:
  Dividends from net investment
   income                             (0.02)       (0.05)    (0.05)   (0.03)
-------------------------------    --------     --------  --------  -------
Net asset value, end of period     $   1.00     $   1.00  $   1.00  $  1.00
===============================    ========     ========  ========  =======
Total return                           2.50%        5.54%     5.36%    3.28%
===============================    ========     ========  ========  =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $593,178     $698,380  $161,701  $58,012
===============================    ========     ========  ========  =======
Ratio of expenses to average
 net assets(a)                         0.24%(b)     0.25%     0.25%    0.25%(c)
===============================    ========     ========  ========  =======
Ratio of net investment income
 to average net assets(d)              4.96%(b)     5.40%     5.25%    5.18%(c)
===============================    ========     ========  ========  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.28%, 0.29%, 0.29% and 0.29% (annualized) for the periods 1999-1996, respectively.
(b) Ratios are annualized and based on average net assets of $490,880,001.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.92%, 5.36%, 5.21% and 5.14% (annualized) for the periods 1999-1996, respectively.

                         DIRECTORS
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham              Short-Term
Owen Daly II                              Prema Mathai-Davis              Investments Co.
Edward K. Dunn, Jr.                         Lewis F. Pennock              (STIC)
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
John J. Arthur                     Sr. Vice President & Treasurer
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton               Vice President & Assistant Treasurer
Melville B. Cox                                    Vice President         Prime Portfolio
Karen Dunn Kelley                                  Vice President         ----------------------------------------
J. Abbott Sprague                                  Vice President         Resource                          SEMI-
Mary J. Benson     Assistant Vice President & Assistant Treasurer         Class                             ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer                                           REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                FEBRUARY 28, 1999
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
               Kramer, Levin, Naftalis & Frankel LLP
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

This report may be distributed only to current shareholders or                       [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                           Fund Management Company

PRM-SAR-5